Related Parties’ Transactions - Schedule of Related Party Non-Trade Transaction (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)
Vplus [Member]
Financial dealings
Financial dealings, fund advance	$ 169,354	[1]
Financial dealings, repayment		[1]
Financial dealings, net amounts	169,354	[1]
Shenzhen LFS [Member]
Financial dealings
Financial dealings, fund advance	324,227	[1]
Financial dealings, repayment	125,432	[1]
Financial dealings, net amounts	198,795	[1]
Hooloo [Member]
Financial dealings
Financial dealings, fund advance	8,580	[1]
Financial dealings, repayment	54	[1]
Financial dealings, net amounts	8,526	[1]
FL MEDICAL [Member]
Financial dealings
Financial dealings, fund advance	2,650	[1]
Financial dealings, repayment		[1]
Financial dealings, net amounts	2,650	[1]
FL Globe [Member]
Financial dealings
Financial dealings, fund advance	2,650	[1]
Financial dealings, repayment		[1]
Financial dealings, net amounts	2,650	[1]
Joincare [Member]
Financial dealings
Financial dealings, fund advance	2,650	[1]
Financial dealings, repayment		[1]
Financial dealings, net amounts	2,650	[1]
IOTA [Member]
Financial dealings
Financial dealings, fund advance	235,136	[1]
Financial dealings, repayment	9,018	[1]
Financial dealings, net amounts	226,118	[1]
FEELLIFE HOLDING [Member]
Financial dealings
Financial dealings, fund advance	4,050	[1]
Financial dealings, repayment		[1]
Financial dealings, net amounts	4,050	[1]
FEELLIFE HEALTH [Member]
Financial dealings
Financial dealings, fund advance	1,000	[1]
Financial dealings, repayment		[1]
Financial dealings, net amounts	1,000	[1]
Shenzhen LFSM [Member]
Financial dealings
Financial dealings, fund advance	29,069	[1]
Financial dealings, repayment		[1]
Financial dealings, net amounts	29,069	[1]
Mr. Jian Hua [Member]
Financial dealings
Financial dealings, fund advance	997
Financial dealings, repayment	2,338
Financial dealings, net amounts	(1,341)
Ms. Hua Yao [Member]
Financial dealings
Financial dealings, fund advance	105
Financial dealings, repayment	105
Financial dealings, net amounts
Related Party [Member]
Financial dealings
Financial dealings, fund advance	780,468
Financial dealings, repayment	136,947
Financial dealings, net amounts	$ 643,521

[1]	The aforesaid claims and debts arose from ordinary business non-trade transactions with related parties. The transfer of the net amounts is irrevocable, unsecured, without fixed terms, and interest-free. The net amounts transferred are also irrevocable, unsecured, without fixed terms, and interest-free.